Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	June 30,	December 31,
	2018	2017

Fair value through profit or loss (1)	$1,166	$1,209
Available-for-sale	10,753	12,929

	$11,919	$14,138

(1) The Group recognized trading gains in the amount of $21 and $0 during the six months period ended June 30, 2018 and 2017, respectively.

Summary of marketable securities classified as available-for-sale
	June 30,				December 31,
	2018				2017
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Corporate bonds	$10,905	$(152)	$-	$10,753	$12,987	$(58)	$-	$12,929

Total available-for-sale marketable securities	$10,905	$(152)	$-	$10,753	$12,987	$(58)	$-	$12,929

Schedule of marketable securities with contractual maturities

	Amortized	Unrealized gains (losses)		Market
	cost	Gains	Losses	value

Due within one year	$4,513	$-	$(34)	$4,479

Due after one year through three years	$6,392	$-	$(118)	$6,274

Total	$10,905	$-	$(152)	$10,753

Schedule of changes in other comprehensive income of available for sale securities

The following is the change in the other comprehensive income of available-for-sale securities during the six months ended June 30, 2018:

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2018	$(57)
Losses reclassified into earnings from marketable securities	-
Unrealized losses from available-for-sale securities	(95)
Other comprehensive income from available-for-sale securities as of June 30, 2018	$(152)

The following is the change in the other comprehensive income of available-for-sale securities during the six months ended June 30, 2017:

Other comprehensive income (loss)

Other comprehensive income from available-for-sale securities as of January 1, 2017	$40
Gains reclassified into earnings from marketable securities	(106)
Unrealized losses from available-for-sale securities	45
Other comprehensive loss from available-for-sale securities as of June 30, 2017	$(21)